[LOGO OF LINCOLN FINANCIAL GROUP]








                                                            Lincoln National
                                                            Managed Fund, Inc.
                                                            Semi-Annual Report
                                                            June 30, 2000

Lincoln National Managed Fund, Inc.

Index

     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National Managed Fund, Inc.

Managed by: [LOGO OF LINCOLN FINANCIAL GROUP]


The Fund had a return of 0.7% (net of fees) for the first six months of 2000 while its customized benchmark (55% S & P 500 Index, 40% Lehman Brothers Government/Corporate Bond Index and 5% Salomon Smith Barney 90 day T-Bill*) returned 1.7% for the same period.

The market was characterized by a transition process the first half of 2000, featuring a first quarter boom, followed by a second quarter bust in the NASDAQ/technology. Strong economic growth led the markets to be concerned about an aggressive Federal Reserve Board (Fed), which raised short-term rates by 1.0%. As the Fed increased rates, the market underwent a rapid rotation from high growth, high tech companies in the first quarter to being led by the defensive sector of health care and the value-oriented energy group in the second quarter.

We have stated that slower economic growth would be confirmed in the third quarter and that equities would perform well after the market receives this confirmation. For now, we believe that the equity markets will be volatile and mostly moving sideways as good corporate earnings "grow" the market out of its current modest overvaluation. We are looking for confirmation that the economy is traveling at the right speed--Fed speed. Fed speed is a 3-4% GDP growth rate.

David C. Fisher


*Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. Lehman Brothers Gov't/Corp Bond Index - Measures performance of diversified, investment grade, bond issues. Salomon Brothers 90 Day T-Bill Index - Measures the return on short term securities. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                                 Managed Fund 1

Lincoln National Managed Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 2000
Investments:

                                             Par            Market
Long-Term Debt Investments:                  Amount         Value
----------------------------------------------------------------------------
U.S. Government and Agency Obligations: 16.4%
----------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
6.75%, 2/1/02                               $10,100,000       $10,079,335
6.39%, 10/15/06                               1,539,250         1,485,376
6.00%, 6/11/08                               13,800,000        12,853,403
6.63%, 9/15/09                               38,000,000        36,709,102
7.30%, 12/1/12                                2,882,234         2,859,717
8.50%, 1/1/17                                   346,973           360,202
Federal National Mortgage Association
0.00%, 8/7/01                                 7,000,000         6,492,836
6.73%, 8/1/05                                 2,042,423         1,990,525
7.18%, 10/1/05                                3,826,488         3,799,320
6.66%, 11/1/05                                  953,405           925,747
6.66%, 12/1/05                                1,905,181         1,842,081
7.04%, 7/1/06                                 2,378,714         2,346,750
0.00%, 7/24/06                               11,500,000         7,647,949
7.25%, 1/15/10                               10,000,000        10,098,830
7.15%, 10/1/15                                2,638,854         2,593,070
7.50%, 5/25/20                                2,064,941         2,065,271
7.00%, 10/1/25                                1,455,466         1,413,167
6.50%, 6/1/28                                12,345,350        11,677,930
Government National Mortgage Association
6.50%, 12/15/23                                 794,102           762,338
U.S. Treasury Notes
10.75%, 8/15/05                              15,000,000        17,882,820
----------------------------------------------------------------------------
                                                              135,885,769
Collaterlized Mortgage Obligations: 1.0%
----------------------------------------------------------------------------
Federal National Mortgage Association Series 1996-23
6.50%, 9/25/21                                2,971,414         2,922,564
Norwest Asset Sec Corp Series 99-5
6.25%, 3/25/14                                4,449,831         4,300,344
Vanderbilt MTG Series 99-A CL 1A2 144A
5.97%, 3/7/12                                 1,300,000         1,267,500
----------------------------------------------------------------------------
                                                                8,490,408
Automobile & Auto Parts: 0.3%
----------------------------------------------------------------------------
Chrysler
7.45%, 2/1/97                                 1,000,000           921,585
Goodyear Tire & Rubber
6.63%, 12/1/06                                1,250,000         1,175,689
----------------------------------------------------------------------------
                                                                2,097,274
Banking, Finance & Insurance: 10.1%
----------------------------------------------------------------------------
Ahmanson, H. F.
8.25%, 10/1/02                                2,000,000         2,021,630
Banc One
9.88%, 3/1/09                                   500,000           559,029
Banque Paribas-NY
8.35%, 6/15/07                                1,600,000         1,629,510
Barnett Bank
6.90%, 9/1/05                                 1,500,000         1,459,199
Barnett Capital Trust I
8.06%, 12/1/26                                1,900,000         1,717,906
Beaver Valley Funding
9.00%, 6/1/17                                   350,000           350,000
Citicorp Notes
6.33%, 1/5/06                                 1,600,000         1,510,848
Comerica Bank
7.88%, 9/15/26                                1,500,000         1,438,952
Dow Capital
9.00%, 5/15/10                                3,000,000         3,166,767
Fannie Mae- When Issued
0.00%, 6/1/17                                26,260,000         7,914,423
Finova Capital
6.12%, 5/28/02                                1,000,000           887,918
First Chicago
7.00%, 10/16/06                               3,400,000         3,289,068
First Union
8.00%, 8/15/09                                2,000,000         1,958,352

                                             Par            Market
Banking, Finance & Insurance (Cont.)         Amount         Value
----------------------------------------------------------------------------
First of America Capital Trust I
8.12%, 1/31/27                              $ 2,000,000       $ 1,739,762
General Electric Capital
8.30%, 9/20/09                                3,000,000         3,175,971
General Motors Acceptance
8.88%, 6/1/10                                 1,500,000         1,599,293
Household Finance
9.63%, 7/15/00                                  875,000           875,463
Hydro-Quebec
9.13%, 10/5/09 (1)                            3,000,000         3,311,286
Interamerican Development Bank
7.38%, 1/15/10                               11,000,000        11,202,917
John Deere Capital
8.63%, 8/1/19                                 2,000,000         2,071,828
Lehman Brothers
7.38%, 1/15/07                                4,000,000         3,835,732
Mellon Capital I Notes
7.72%, 12/1/26                                1,500,000         1,332,441
Mercantile Bancorp
7.30%, 6/15/07                                1,325,000         1,273,471
Midland Bank
6.75%, 9/29/49                                1,600,000         1,265,920
Morgan Stanley Group
6.88%, 3/1/07                                 2,250,000         2,123,314
National Westminister Bank
9.45%, 5/1/01                                   500,000           508,608
NationsBank
8.13%, 6/15/02                                1,000,000         1,013,519
Nynex Capital Funding
7.63%, 10/15/09 (1)                           3,000,000         3,128,268
Paine Weber Group
6.38%, 5/15/04                                3,400,000         3,212,266
PNC Funding
6.88%, 7/15/07                                1,663,000         1,578,455
PSE&G Capital 144A
6.25%, 5/15/03                                2,500,000         2,403,558
Simon DeBartolo Group
7.13%, 6/24/05                                  600,000           570,176
SouthTrust Bank of Birmingham
7.69%, 5/15/25                                2,750,000         2,840,635
Standard Chartered PLC
7.15%, 12/29/49                               3,000,000         2,022,000
State Street Capital-B
8.04%, 3/15/27                                1,400,000         1,264,432
Union Bank Switzerland
7.25%, 7/15/06                                2,250,000         2,185,445
Wachovia Capital Trust I
7.64%, 1/15/27                                1,900,000         1,646,365
----------------------------------------------------------------------------
                                                               84,084,727
Cable, Media & Publishing: 0.5%
----------------------------------------------------------------------------
Century Communications
0.00%, 1/15/08                                  350,000           145,250
Charter Communications
8.63%, 4/1/09                                   350,000           309,313
News America Holdings
8.45%, 8/1/34                                 1,500,000         1,517,357
Time Warner
9.13%, 1/15/13                                2,000,000         2,174,634
----------------------------------------------------------------------------
                                                                4,146,554
Chemicals: 0.1%
----------------------------------------------------------------------------
ISP Holdings
9.00%, 10/15/03                                 350,000           327,688
Polymer Group
9.00%, 7/1/07                                   350,000           299,250
----------------------------------------------------------------------------
                                                                  626,938
Consumer Products: 0.3%
----------------------------------------------------------------------------
Westvaco
8.30%, 8/1/22                                 2,500,000         2,482,310
----------------------------------------------------------------------------

Electric & Electrical Equipment: 0.1%
----------------------------------------------------------------------------
Flextronics International 144a
9.88%, 7/1/10                                   350,000           354,375
Kansas Gas & Electric
7.60%, 12/15/03                                 350,000           335,558
----------------------------------------------------------------------------
                                                                  689,933

                                 Managed Fund 2

                                             Par            Market
Energy: 1.2%                                 Amount         Value
----------------------------------------------------------------------------
Central Power & Light
6.63%, 7/1/05                                $3,000,000        $2,882,721
Enron
9.50%, 6/15/01                                1,000,000         1,017,584
Petro-Canada
8.60%, 10/15/01                               1,500,000         1,519,799
Semper Energy
7.95%, 3/1/10                                 4,500,000         4,545,702
----------------------------------------------------------------------------
                                                                9,965,806
Environmental Services: 0.1%
----------------------------------------------------------------------------
Waste Management
6.63%, 7/15/02                                1,000,000           953,299
----------------------------------------------------------------------------

Food, Beverage & Tobacco: 0.1%
----------------------------------------------------------------------------
Nabisco
7.55%, 6/15/15                                  750,000           657,189
----------------------------------------------------------------------------

Healthcare & Pharmaceuticals: 0.2%
----------------------------------------------------------------------------
Allegiance
7.30%, 10/15/06                               1,000,000         999,768
Colunbia HCA
8.85%, 1/1/07                                   350,000         339,064
Tenet Healthcare
8.00%, 1/15/05                                  350,000         337,750
----------------------------------------------------------------------------
                                                              1,676,582
Leisure, Lodging & Entertainment: 0.2%
----------------------------------------------------------------------------
Darden Restaurants
6.38%, 2/1/06                                 1,500,000       1,417,773
----------------------------------------------------------------------------

Metals & Mining: 0.7%
----------------------------------------------------------------------------
AK Steel
7.88%, 2/15/09                                  350,000         312,375
Cyprus Amax Minerals
7.38%, 5/15/07                                2,500,000       2,399,253
Inco
9.60%, 6/15/22                                1,000,000         982,542
Newmont Gold
8.91%, 1/5/09                                   642,313         654,536
Placer Dome
7.37%, 6/3/26                                 1,000,000         961,192
Placer Dome-Series A
7.31%, 1/26/21                                1,000,000         835,263
----------------------------------------------------------------------------
                                                              6,145,161
Miscellaneous: 0.7%
----------------------------------------------------------------------------
Corp Andina
7.75%, 3/1/04                                 2,000,000       1,981,626
ESI Tracebel
7.99%, 12/30/11                                 350,000         310,625
Lilly (Eli)
8.38%, 2/7/05                                 2,250,000       2,347,223
Manitoba
7.75%, 7/17/16                                1,500,000       1,532,328
----------------------------------------------------------------------------
                                                              6,171,802
Paper & Forest Products: 0.0%
----------------------------------------------------------------------------
Buckeye Cellulose
8.50%, 12/15/05                                 175,000         169,313
----------------------------------------------------------------------------

Real Estate: 0.0%
----------------------------------------------------------------------------
Toll Brothers
8.13%, 2/1/09                                   350,000         316,750
----------------------------------------------------------------------------

Retail: 0.3%
----------------------------------------------------------------------------
Sears Roebuck
9.05%, 2/6/12                                 2,500,000       2,721,255
----------------------------------------------------------------------------

Telecommunications: 0.9%
----------------------------------------------------------------------------
Global Crossing 144A
9.13%, 11/15/06                                 350,000         336,875
Level 3 Communications
11.00%, 3/15/08                                 350,000         348,250

                                             Par            Market
Telecommunications (Cont.)                   Amount         Value
----------------------------------------------------------------------------
Litton Industries
6.98%, 3/15/36                               $1,000,000     $   950,343
Mcleodusa
8.13%, 2/15/09                                  350,000         316,750
Pacificorp
9.15%, 8/9/11                                 1,500,000       1,624,848
Qwest Communications International
0.00%, 2/1/08 (1)                               350,000         276,500
Southwestern Bell Capital
7.13%, 6/1/05                                 2,000,000       1,970,676
U.S. Cellular
7.25%, 8/15/07                                1,500,000       1,427,981
Williams Communications Group
10.88%, 10/1/09                                 350,000         343,875
----------------------------------------------------------------------------
                                                              7,596,098
Transportation & Shipping: 1.2%
----------------------------------------------------------------------------
American Airlines
10.18%, 1/2/13                                1,500,000       1,705,470
Burlington Northern Railroad
6.94%, 1/2/14                                   437,708         414,920
Chicago & Northwestern Transportation
6.25%, 7/30/12                                1,271,464       1,162,830
CSX
7.25%, 5/1/27                                 1,000,000         977,195
Federal Express
7.96%, 3/28/17                                1,129,243       1,079,556
General American Transportation
7.50%, 2/28/15                                1,357,564       1,341,490
Norfolk Southern
7.05%, 5/1/37                                 2,000,000       1,958,208
United Airlines
9.35%, 4/7/16 (1)                             1,500,000       1,572,645
----------------------------------------------------------------------------
                                                             10,212,314
Utilities: 2.8%
----------------------------------------------------------------------------
AES
9.50%, 6/1/09                                   350,000         344,750
Calpine
7.75%, 4/15/09                                  350,000         331,625
Colonial Gas-Series A
6.81%, 5/19/27                                1,500,000       1,470,381
Consumers Energy
6.50%, 6/15/05                                1,000,000         933,286
Detroit Edison
6.56%, 5/1/01                                 2,000,000       1,984,742
Great Lakes Power
9.00%, 8/1/04                                 1,500,000       1,523,093
Houston Light & Power Capital Trust II
8.26%, 2/1/37                                 1,900,000       1,700,426
MidAmerican Energy
6.50%, 12/15/01                               1,250,000       1,232,951
Noble Affiliates
7.25%, 10/15/23                                 600,000         536,886
Old Dominion Electric
7.48%, 12/1/13                                1,500,000       1,459,383
Pacific Gas & Electric
6.25%, 8/1/03                                 2,000,000       1,943,130
PSI Energy
8.85%, 1/15/22                                  495,000         521,163
Public Service
6.38%, 11/1/05                                1,500,000       1,437,023
Scana
7.44%, 10/19/04                                 500,000         500,121
South Carolina Electric
9.00%, 7/15/06                                2,500,000       2,663,190
Texas Gas Transmissions
8.63%, 4/1/04                                 2,000,000       2,090,024
Texas Utilities
7.38%, 8/1/01                                 1,500,000       1,501,056
Washington Water Public
8.01%, 12/17/01                               1,000,000       1,005,397
----------------------------------------------------------------------------
                                                             23,178,627

Total Long-Term Debt Investments: 37.4%
(Cost $319,320,141)                                         309,685,882
----------------------------------------------------------------------------

                                 Managed Fund 3

                                             Number         Market
Common Stock:                                of Shares      Value
----------------------------------------------------------------------------
Aerospace & Defense: 0.2%
----------------------------------------------------------------------------
GenCorp                                          30,700    $   245,600
Kellstrom Industries                             28,400        131,350
Northrop                                         16,600      1,099,750
Titan*                                            6,200        277,450
----------------------------------------------------------------------------
                                                             1,754,150
Automobiles & Auto Parts: 0.8%
----------------------------------------------------------------------------
AutoNation*                                      84,200        594,663
Avis Rent-A-Car*                                 18,600        348,750
CSX Auto*                                        11,100         83,944
Dollar Thrifty Automotive*                       23,400        431,438
Ford Motor                                       57,000      2,451,000
General Motors                                   19,300      1,120,606
Goodrich (B.F.)                                  22,200        756,188
Navistar International*                          17,300        537,381
Polaris Industries                                7,100        227,200
Visteon                                           7,463         90,491
----------------------------------------------------------------------------
                                                             6,641,661
Banking, Finance & Insurance: 7.5%
----------------------------------------------------------------------------
Allstate                                         80,600      1,793,350
AmSouth Bancorporation                           60,900        959,175
American General                                  7,900        481,900
American International Group                      6,300        740,250
Americredit*                                     17,900        304,300
Associates First Capital*                        47,800          1,530
Astoria Financial                                34,700        893,525
Bank One                                         36,300        964,219
Bank of America                                 103,100      4,433,300
BSB Bancorp                                      29,700        595,856
Capitol Federal Financial                        43,800        484,538
Citigroup                                       151,300      9,115,825
Citizens Bank                                    25,400        412,353
Comerica                                         43,800      1,965,525
Commerce Group                                   10,400        306,800
Dain Rausher                                      4,700        310,200
Dime Bancorp                                     41,700        656,775
Dime Community Bancshares                        30,000        487,500
Donaldson Lufkin & Jenrette                      15,400        653,538
Edwards (A.G.)                                   60,000      2,340,000
Federal Home Loan                                16,100        652,050
Federal National Mortgage                        13,100        683,656
Fidelity National Financial                      17,047        312,173
Flagstar Bancorp                                 11,600         94,250
Fleet Boston Financial                           47,000      1,598,000
GBC Bancorp                                       5,700        166,725
Harbor Florida Bancshares                        27,400        285,988
Hartford Financial Services                      11,200        626,500
Hudson United Bancorp                            28,800        646,200
Lehman Brothers Holdings                         25,300      2,392,431
Loews                                            16,500        990,000
Marsh & McLennan                                  6,700        699,731
Merrill Lynch                                    38,100      4,381,500
Metris                                           31,500        791,438
Morgan (J.P.)                                    26,200      2,885,275
Morgan Stanley Dean Witter                       35,100      2,922,075
Old Republic International                       39,300        648,450
Paine Webber Group                               73,900      3,362,450
PNC Financial Group                              19,900        932,813
Provident Bankshares                             13,230        178,605
Queens County Bancorp                            14,400        265,500
Raymond James Financial                          22,000        495,000
RenaissanceRe Holdings                           18,500        805,906
Roslyn Bancorp                                   35,775        594,200
Santander Bancorp                                19,800        252,450
SEI                                              48,600      1,934,888
SLM Holding                                      36,300      1,358,981
Southwest Securities Group                        3,600        134,100
St. Paul                                         16,000        546,000
Susquehanna Bancshares                            9,600        136,800
Triad Guaranty*                                   9,200        211,025
Unionbancal                                      59,800      1,110,038
Washington Mutual                                39,400      1,137,675
----------------------------------------------------------------------------
                                                            62,133,332

                                             Number         Market
Building & Materials: 0.5%                   of Shares      Value
----------------------------------------------------------------------------
Beazer Homes USA*                                16,800    $   306,600
Centex Construction Products                      6,500        147,469
D.R. Horton                                      30,000        406,875
M.D.C. Holdings                                  23,100        430,238
National R.V. Holdings*                          13,000        136,500
Nortek*                                          12,400        244,900
NVR*                                             11,900        678,300
Pulte                                            15,000        324,375
Standard Pacific                                 54,700        547,000
Toll Brothers*                                   12,600        258,300
USG                                              28,900        877,838
----------------------------------------------------------------------------
                                                             4,358,395
Cable, Media & Publishing: 2.1%
----------------------------------------------------------------------------
24/7 Media*                                       8,500        132,813
ACTV*                                             8,400        125,475
Donnelley & Sons                                 75,100      1,694,444
Dow Jones                                        27,000      1,977,750
Grey Advertising                                    600        312,000
Hollinger International                          34,400        468,700
InterPublic Group                                17,100        735,300
Knight-Ridder                                    36,500      1,941,344
Macrovision*                                      2,500        159,805
McGraw-Hill                                      48,000      2,592,000
New York Times                                   88,400      3,491,800
Omnicom Group                                    21,600      1,923,750
Pegasus Communications*                           4,400        215,875
Scholistic*                                       7,300        446,213
Time Warner                                       8,500        646,000
Wallace Computer Services                        41,300        407,838
Zomax*                                            6,600         86,625
----------------------------------------------------------------------------
                                                            17,357,732
Chemicals: 0.6%
----------------------------------------------------------------------------
Avery Dennison*                                   7,900        530,288
Cambrex                                           7,100        319,500
Dow Chemical                                     76,500      2,309,344
Ethyl                                           136,000        340,000
Lubrizol                                         15,200        319,200
Millenium Chemicals                              22,800        387,600
Omnova Solutions                                 34,000        212,500
Pioneer Natural Resources*                       33,600        428,400
Quaker Chemical                                  23,600        410,050
----------------------------------------------------------------------------
                                                             5,256,882
Computers & Technology: 11.3%
----------------------------------------------------------------------------
3Com*                                            23,400      1,348,425
Adobe Systems                                     6,000        780,000
About.com*                                        3,500        110,250
Advanced Digital Information*                     9,600        153,000
America Online*                                  88,500      4,668,375
American Management Systems*                     24,500        804,289
Ancor Communications*                             4,800        171,675
Apple Computer*                                  27,800      1,456,025
Aspen Technology*                                 5,600        215,600
Autobytel.com*                                   18,500        113,891
Autodesk                                         11,800        409,313
Automatic Data Processing                        39,400      2,110,363
Avant*                                           20,000        374,688
Avtoration*                                      14,900        109,888
Axent Technologies*                              10,500        260,531
Barra*                                            6,500        322,156
BEA Systems*                                     11,400        563,588
Bell & Howell*                                   11,700        283,725
Black Box*                                        6,400        506,700
BMC Software*                                    14,000        510,781
BroadVision*                                     16,500        838,406
Caci International*                              15,800        308,100
Cisco Systems*                                  207,700     13,201,931
CMGI*                                             9,600        439,800
Compaq Computer                                  56,500      1,444,281
Computer Associates International                45,800      2,344,388
Cypress Semiconductor*                           17,200        726,700
Dallas Semiconductor                              7,700        313,775
Dell Computer*                                   55,000      2,712,188
Digital River*                                    9,400         72,263

                                 Managed Fund 4

                                             Number         Market
Computers & Technology (Cont.)               of Shares      Value
----------------------------------------------------------------------------
Electronic Data Systems                          16,100     $  664,125
EMC*                                             54,400      4,185,400
Emulex*                                           2,800        183,925
FactSet Research Systems                          8,600        242,950
Fair Isacc                                        4,100        180,400
First Data                                       46,800      2,322,450
Go2net*                                           4,200        211,313
Henry(Jack) & Associates                          3,300        165,413
Hewlett-Packard                                  26,300      3,284,213
HNC Software*                                     4,100        253,175
Imation*                                          9,500        279,063
Infocure*                                        21,400        120,375
InFocus*                                          5,400        173,813
Informix*                                        28,900        214,944
Infospace.com*                                    9,400        519,350
International Business Machine                   67,300      7,373,556
ISS Group*                                        1,600        157,975
Kopin*                                            2,000        138,500
Macromedia*                                      10,900      1,053,894
Maxtor*                                          20,000        211,250
Mercury Interactive*                              7,000        677,250
Micromuse*                                        1,800        297,872
Micron Technology*                                7,700        678,081
Micros Systems*                                   4,900         90,956
Microsoft*                                      100,900      8,072,000
Microstrategy*                                    6,600        198,000
Midway Games*                                    16,900        136,256
National Computer Systems                         9,700        477,725
Nvidia*                                           5,800        368,663
Oracle*                                          72,900      6,128,156
PE - Celera Genomics Group*                       4,100        383,350
PerkinElmer                                      23,800      1,573,775
Phoenix Technologies*                             8,700        141,919
Priceline.com*                                   10,700        406,433
Progress Software*                                8,800        157,850
Rare Medium Group*                                6,400        101,200
Remedy*                                           4,100        228,575
RSA Security*                                     3,300        228,525
Sandisk*                                          5,900        361,006
Siebel Systems*                                   3,900        637,894
Sun Microsystems*                                59,100      5,374,406
Sunquest Information Systems*                    20,600        221,450
Sybase*                                          18,600        427,800
Symantec*                                         7,600        409,925
Telxon*                                          10,000        178,750
Teradyne*                                         7,600        558,600
THQ*                                             10,700        130,406
Travelocity.com*                                  7,600        124,450
VeriSign*                                         4,085        721,003
Veritas Software*                                 8,500        960,633
Verticalnet*                                      6,500        240,094
WebMethods*                                       4,500        707,344
Western Digital*                                 26,200        131,000
Wind River Systems*                               2,900        109,838
Xerox                                            49,800      1,033,350
Xircom*                                           5,100        242,250
Yahoo*                                            9,700      1,201,588
----------------------------------------------------------------------------
                                                            93,729,552
Consumer Products: 0.7%
----------------------------------------------------------------------------
Avon Products                                    18,100        805,450
Brady                                            16,000        520,000
Church & Dwight                                   9,000        162,000
Kimberly-Clark                                   33,900      1,945,013
Minnesota Mining & Manufacturing                 17,800      1,468,500
Pennzoil-Quaker State                            15,700        189,381
Tupperware                                       15,500        341,000
----------------------------------------------------------------------------
                                                             5,431,344
Electronics & Electrical Equipment: 7.7%
----------------------------------------------------------------------------
Advanced Micro Devices                           15,200      1,174,200
Agilent Technologies*                             9,725        717,219
Amkor Technologies*                              11,200        395,500
Amphenol Class A*                                 4,500        297,844
Anadigics*                                        2,800         95,375
Analog Devices*                                  10,700        813,200
Applied Materials*                               28,200      2,555,625
Arrow Electronics*                               16,000        496,000

                                             Number         Market
Electronics & Electrical Equipment (Cont.)   of Shares      Value
----------------------------------------------------------------------------
Atmel*                                           11,800    $   435,125
AVNET                                            11,000        651,750
AVX*                                             20,200        463,338
Broadcom-Class A*                                 6,700      1,466,881
C-Cube Microsystems*                              6,300        123,638
Cable Design Technologies*                        7,700        257,950
Coherent*                                         2,100        176,138
Conexant Systems*                                10,200        495,975
Corning                                          10,500      2,833,688
Cree*                                             2,900        387,150
Credence Systems*                                 7,800        430,463
CTS                                               7,600        342,000
Eaton                                             8,000        536,000
Electro Scientific Industries*                    7,400        325,831
FirstEnergy                                      24,200        565,675
Fisher Scientific International*                  3,700         91,575
General Electric                                252,900     13,403,700
Harmonic Lightwaves*                              4,990        123,503
Integrated Device Technologies*                  14,700        880,163
Intel                                           106,500     14,237,719
International Rectifier*                         11,700        655,200
JDS Uniphase*                                    14,800      1,774,150
Kemet*                                           18,600        466,163
Kulicke & Soffa Industries*                       6,400        380,000
Lam Research*                                    15,000        562,500
LSI Logic*                                        8,400        454,650
LTX*                                              7,800        272,513
Motorola                                        113,600      3,301,500
National Semiconductor*                          11,600        658,300
PMC - Sierra*                                     3,500        621,906
Polaroid                                         34,500        623,156
Rogers*                                           5,600        196,000
Salton*                                           4,900        180,688
Sanmina*                                          5,740        490,770
Sawtek*                                           4,100        236,006
Sensormatic Electronics*                         13,600        215,050
Silicon Valley Group*                             6,100        157,838
Technitrol                                        4,300        416,563
Tektronix*                                        3,100        229,400
Texas Instruments*                               62,600      4,299,838
Trimble Navigation Limited*                       4,500        219,656
TriQuint Semiconductor*                           3,800        363,613
Varian*                                           6,800        313,650
Varian Semiconductor Equipment*                   4,700        295,219
Vishay Intertechnology*                          14,250        540,609
Whirlpool                                        19,000        885,875
----------------------------------------------------------------------------
                                                            63,584,038
Energy: 3.4%
----------------------------------------------------------------------------
BP Amoco                                         48,800      2,760,250
Chevron                                          15,000      1,272,188
Enron                                            10,300        664,350
Exxon Mobil                                      98,100      7,700,850
Gulf Island Fabrication*                         13,900        236,300
Helmerich & Payne                                 8,900        332,638
Houston Exploration*                             17,700        444,713
HS Resources*                                     7,900        237,000
Kerr-McGee                                       18,000      1,060,875
Mitchell Energy & Development - Class A           8,700        279,488
Murphy Oil                                       12,400        737,025
Northwest Natural Gas                            28,200        630,975
Occidental Petroleum                             98,800      2,080,975
Pogo Producing                                   11,700        258,863
Royal Dutch Petroleum                            52,500      3,232,031
Stone Energy*                                     8,700        519,825
Sunoco                                           18,000        529,875
Texaco                                           72,800      3,876,600
USX-Marathon Group                               31,700        794,481
Valero Energy                                    13,300        422,275
Vintage Petroleum                                10,800        243,675
Western Gas Resources                             6,400        134,400
----------------------------------------------------------------------------
                                                            28,449,652
Food, Beverage & Tobacco: 1.8%
----------------------------------------------------------------------------
Canandaigua Brands - Class A*                    12,400        625,425
ConAgra                                          59,100      1,126,594
Fleming Companies                                 8,500        111,031
Fortune Brands                                   60,200      1,388,363

                                 Managed Fund 5

                                             Number         Market
Food, Beverage & Tobacco (Cont.)             of Shares      Value
----------------------------------------------------------------------------
General Mills                                    24,100    $   921,825
Heinz (H.J.)                                     50,900      2,226,875
Michael Foods                                    12,000        294,000
Philip Morris                                   116,900      3,105,156
Quaker Oats                                      16,100      1,209,513
Ralcorp Holdings*                                13,800        169,050
RJ Reynolds Tobacco Holdings                     50,500      1,410,844
Ryan's Family Steakhouses*                       32,900        277,594
Schweitzer-Mauduit International                 47,500        593,750
Suiza Foods*                                     19,100        933,513
Supervalu                                        27,400        522,313
Universal                                         9,000        190,125
----------------------------------------------------------------------------
                                                            15,105,971
Healthcare & Pharmaceuticals: 7.0%
----------------------------------------------------------------------------
Abgenix*                                          1,600        191,775
Affymetrix*                                       1,700        280,713
Albany Molecular Research*                        4,700        255,856
Alkermes*                                         3,800        179,075
Allergan                                         10,300        767,350
Alpharma - Class A                                8,700        541,575
American Home Products                           18,900      1,110,375
Ameripath*                                       19,900        176,613
Apria Healthcare Group*                          12,000        147,000
Baxter International Contigent Value Rights*     93,900         14,672
Bindley Western Industries                       29,000        766,688
Boston Scientific*                               22,800        500,175
Bristol-Myers Squibb                             92,800      5,405,600
Cardinal Health                                  42,300      3,130,200
Celgene*                                          4,100        241,388
Cephalon*                                         6,300        377,213
COR Therapeutics*                                 2,000        170,625
Corixa*                                           4,600        197,513
Enzo Biochem*                                     3,800        262,200
Genzyme-General Division*                         9,300        552,769
Gilead Sciences*                                  3,600        256,050
HCA - The Healthcare Company                     45,400      1,379,025
Hooper Holmes                                    12,600        100,800
Human Genome Sciences*                            3,100        413,463
Idec Pharmaceuticals*                             4,300        504,444
ImClone Systems*                                  1,500        114,656
Incyte Pharmaceuticals*                           2,800        230,125
Johnson & Johnson                                54,300      5,531,813
Jones Pharma                                      9,600        383,400
King US*                                          9,900        434,363
Lilly (Eli)                                      32,600      3,255,925
Mallinckrodt                                     27,800      1,207,563
Matria Healthcare*                               30,900        141,947
MedQuist*                                         8,600        292,400
Medicis Pharmaceutical Class A*                  10,700        609,900
Merck                                           111,200      8,520,700
Milleniun Pharmacueticals*                        5,400        604,125
NBTY*                                            20,000        127,500
Ocular Sciences*                                 12,500        146,875
Pfizer*                                         241,950     11,613,600
Prime Medical Services*                          20,600        159,650
Protein Design Labs*                              1,600        263,925
Schering-Plough                                  97,100      4,903,550
Spacelabs Medical*                               10,000        112,500
Syncor International Corp-Del*                    4,300        309,600
The Cooper Companies                              7,500        272,813
Varian Associates                                 8,900        348,213
Vertex Pharmaceuticals                            2,500        263,438
----------------------------------------------------------------------------
                                                            57,771,738
Industrial Machinery: 0.6%
----------------------------------------------------------------------------
Advanced Energy Industries*                       3,300        194,494
Asyst Technologies*                               4,800        164,400
Cascade*                                         39,400        470,338
Danaher                                          14,000        692,125
Dover                                            24,500        993,781
PRI Automation*                                   3,300        215,789
Smith (A.O.)                                     24,700        517,156
SPX*                                              6,000        725,625
Timken*                                          39,800        741,275
Trinity Industries                               10,000        185,000
Zebra Technologies Class A*                       6,900        305,756
----------------------------------------------------------------------------
                                                             5,205,739

                                             Number         Market
Leisure, Lodging & Entertainment: 0.6%       of Shares      Value
----------------------------------------------------------------------------
Callaway Golf                                    13,800    $   225,113
Carnival Cruise Lines                            41,100        801,450
Eastman Kodak                                    22,700      1,350,650
Jack in the Box*                                 21,000        517,125
Topps*                                           40,000        460,000
Walt Disney                                      35,700      1,385,606
----------------------------------------------------------------------------
                                                             4,739,944
Metals & Mining: 0.3%
----------------------------------------------------------------------------
Amcol International                              18,500        305,250
Barnes Group*                                    19,500        318,094
Commercial Metals                                21,700        596,750
Terex*                                           12,800        180,800
US Can*                                           8,700        151,163
USX-U.S. Steel Group                             27,800        516,038
Worthington Industries                           24,300        255,150
----------------------------------------------------------------------------
                                                             2,323,245
Miscellaneous: 0.5%
----------------------------------------------------------------------------
Advo*                                            20,600        865,200
Diamond Technology Partners*                      1,900        167,200
Kelly Services                                   10,000        231,250
Manpower                                         13,500        432,000
Mettler-Toledo International*                     3,700        148,000
Millipore*                                       10,000        753,750
Navigant Consulting*                             24,200        102,850
Plexus*                                           2,300        259,900
Teletech Holdings*                                4,100        127,356
United Stationers                                 4,500        145,688
URS*                                             23,300        326,200
Young & Rubicam                                   9,800        560,438
----------------------------------------------------------------------------
                                                             4,119,832
Packaging & Containers: 0.0%
----------------------------------------------------------------------------
Graphic Packaging International*                 34,200         72,675
----------------------------------------------------------------------------

Paper & Forest Products: 0.2%
----------------------------------------------------------------------------
Georgia-Pacific                                  22,000        577,500
Temple-Inland                                    13,700        575,400
Weyerhaeuser                                     16,700        718,100
----------------------------------------------------------------------------
                                                             1,871,000
Real Estate: 0.4%
----------------------------------------------------------------------------
Boykin Lodging                                   27,100        365,850
Brandywine Realty Trust                           9,300        177,863
Center Trust                                     22,500        113,906
Equity Inns                                      45,100        276,238
Glimcher Realty Trust                            25,200        362,250
Health Care REIT                                  8,500        138,125
Healthcare Realty Trust                          18,800        320,775
Hospitality Properties Trust                     17,000        383,563
Macerich                                         21,300        469,931
National Health Investors                        28,400        312,400
Security Capital Group-B*                        23,700        402,900
US Restaurant Properties                         19,300        172,494
----------------------------------------------------------------------------
                                                             3,496,295
Retail: 2.2%
----------------------------------------------------------------------------
Albertson's                                      37,200      1,236,900
Best Buy*                                         9,000        569,250
Charming Shoppes*                                45,900        233,803
Children's Place*                                 6,200        127,100
Cost Plus*                                        6,650        190,772
Family Dollar Stores                             50,000        978,125
Fossil*                                          13,650        265,322
Great Atlantic & Pacific Tea                     12,500        207,813
Home Depot                                       60,200      3,006,238
Insight Enterprises*                              6,850        406,291
Lowe's                                           38,100      1,564,481
Petco Animal Supplies*                           11,100        217,838
Radioshack                                       11,500        544,813
Russ Berrie                                      21,400        411,950
Sears, Roebuck                                   19,700        642,713
Sherwin-Williams                                 32,400        686,475
Tiffany                                          19,400      1,309,500
TJX                                              68,300      1,280,625
Wal-Mart Stores                                  77,200      4,448,650
----------------------------------------------------------------------------
                                                            18,328,659

                                 Managed Fund 6

                                             Number         Market
Telecommunications: 5.6%                     of Shares      Value
----------------------------------------------------------------------------
ADC Telecommunications*                          10,200    $   855,525
Adtran*                                           3,100        185,613
Advanced Fibre Communications*                    5,000        226,563
Andrew*                                          10,000        335,625
AT&T                                            124,000      3,921,500
Bell Atlantic                                    81,000      4,115,813
BellSouth                                       130,400      5,558,300
Brightpoint*                                     11,300         97,816
Commscope*                                        8,400        344,400
Copper Mountain Networks*                         6,500        572,813
CT Communications                                 7,700        218,969
Dycom*                                           10,025        461,150
Exodus Communications*                           11,400        525,113
Global Crossing Limited                           3,791         99,751
GTE                                              58,300      3,629,175
Harris                                           24,000        786,000
ICG Communications*                               5,200        114,725
Interdigital Communications*                      6,700        110,969
Intermedia Communications*                        7,100        211,225
Leap Wireless*                                    3,400        159,800
Lucent Technologies                             105,800      6,268,650
MRV Communications*                               3,800        255,550
Nextlink Communications-A*                        8,236        312,435
Nortel Networks                                  27,500      1,876,875
Plantronics*                                      4,200        485,100
Powertel*                                         6,700        475,281
Powerwave Technoloies*                            3,600        158,400
Proxim*                                           1,900        188,041
Qualcomm*                                        20,200      1,212,000
SBC Communications                              158,100      6,837,825
Scientic-Atlanta                                  7,600        566,200
Sprint                                            9,200        469,200
Terayon*                                          3,400        218,397
Transwitch*                                       2,500        192,969
True North Communications                         9,000        396,000
U.S.West                                         22,900      1,963,675
Worldcom*                                        49,700      2,279,988
World Access*                                     9,700        107,306
----------------------------------------------------------------------------
                                                            46,794,737
Textiles, Apparel & Furniture: 0.3%
----------------------------------------------------------------------------
Furniture Brands International                   14,100        213,210
Johnson Controls                                 30,000      1,539,375
Phillips - Van Heusen                            20,000        190,000
Springs Industries - Class A                     12,900        415,219
----------------------------------------------------------------------------
                                                             2,357,804
Transportation & Shipping: 0.8%
----------------------------------------------------------------------------
Alexander & Baldwin                              20,300        447,869
America West Holdings-Class B*                   21,500        368,188
American Freightways*                             9,400        136,300
Canadian National Railway                        17,400        507,863
Canadian Pacific                                 49,200      1,288,425
C.H.Robinson Worldwide                            4,600        227,700
Delta Air Lines                                  25,200      1,274,175
Landstar Systems*                                 8,800        524,150
UAL                                              29,000      1,687,438
US Freightways                                    5,700        140,006
----------------------------------------------------------------------------
                                                             6,602,114
Utilities: 1.2%
----------------------------------------------------------------------------
Cascade Natural Gas                               9,300        155,194
Energy East                                      61,900      1,179,969
General Public Utilities                         40,100      1,085,206
Northwestern                                     18,300        423,188
Otter Tail Power                                 25,700        539,700
PG&E                                             73,400      1,807,475
PPL                                              28,500        625,219
Public Service Company of New Mexico             26,300        406,006
Public Service Enterprise Group                  19,000        657,875
Puget Sound Energy                               46,100        982,506
Reliant Energy                                   20,300        600,119
RGS Energy Group                                 25,600        569,600
Sierra Pacific Resources                          9,400        118,088
TXU                                              25,200        743,400
UGI                                              10,300        211,150
----------------------------------------------------------------------------
                                                            10,104,695

                                             Number         Market
                                             of Shares      Value
----------------------------------------------------------------------------
Total Common Stock: 56.4%
(Cost $357,925,142)                                       $467,591,186
----------------------------------------------------------------------------

                                             Par
Money Market Instruments:                    Amount
----------------------------------------------------------------------------

Alltel
6.55%, 7/5/00                                $6,800,000      6,795,066
Associates Corp North America
6.85%, 7/3/00                                 2,000,000      2,000,000
Corporate Asset Funding
6.63%, 8/7/00                                 3,800,000      3,774,380
Flour
6.75%, 7/26/00                                5,000,000      4,976,701
Gillette
7.03%, 7/5/00                                 3,100,000      3,100,000
Goldman Sachs
6.58%, 7/10/00                               10,900,000     10,882,179
International Lease Finance
6.62%, 7/5/00                                 2,800,000      2,800,000
Salomon Smith Barney Holding
6.63%, 8/7/00                                 2,900,000      2,880,448
Sara Lee
6.59%, 7/19/00                                7,000,000      7,000,000
U.S. Treasury Bill (+)
4.69%, 7/20/00                                  620,000        618,440
U.S. Treasury Bill (+)
5.72%, 8/10/00                                1,910,000      1,898,030
----------------------------------------------------------------------------

Total Money Market Instruments: 5.6%
(Cost $46,725,244)                                          46,725,244
----------------------------------------------------------------------------

Total Investments: 99.4%
(Cost $723,970,527)                                        824,002,312
----------------------------------------------------------------------------

Other Assets Over Liabilities: 0.6%                          5,023,037
----------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $17.870 per share based on
 46,392,456 shares issued and outstanding)                $829,025,349
----------------------------------------------------------------------------

Components of Net Assets at June 30, 2000:
----------------------------------------------------------------------------
Common Stock, $.01 par value
100,000,000 authorized shares                             $    463,925
Paid in capital in excess of par value
of shares issued                                           630,337,195
Undistributed net investment income                         14,530,170
Accumulated net realized gain on
investments and futures contracts                           83,543,177
Net unrealized appreciation of
investments and futures contracts                          100,150,882
----------------------------------------------------------------------------

Total Net Assets                                          $829,025,349
----------------------------------------------------------------------------

* Non-income producing security.
(1) Step-up Bond
(+) Fully or Partially pledged as collateral for open futures contracts.

See accompanying notes to financial statements.

                                 Managed Fund 7

Lincoln National Managed Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 2000


Investment income:
 Interest                                                     $12,871,008
--------------------------------------------------------------------------
 Dividends                                                      3,501,009
--------------------------------------------------------------------------
  Total investment income                                      16,372,017
--------------------------------------------------------------------------

Expenses:
 Management fees                                                1,551,487
--------------------------------------------------------------------------
 Accounting fees                                                  178,358
--------------------------------------------------------------------------
 Printing and postage                                              61,361
--------------------------------------------------------------------------
 Legal fees                                                        14,935
--------------------------------------------------------------------------
 Custody fees                                                       7,867
--------------------------------------------------------------------------
 Directors fees                                                     2,100
--------------------------------------------------------------------------
 Other                                                             33,606
--------------------------------------------------------------------------
                                                                1,849,714
--------------------------------------------------------------------------
 Expenses paid indirectly                                          (7,867)
--------------------------------------------------------------------------
  Total expenses                                                1,841,847
--------------------------------------------------------------------------
Net investment income                                          14,530,170
--------------------------------------------------------------------------

Net realized and unrealized gain (loss)
on investments and futures contracts:
  Net realized gain (loss) on:
    Investment transactions                                    90,232,308
--------------------------------------------------------------------------
    Futures contracts                                          (3,106,219)
--------------------------------------------------------------------------
    Net realized gain on investment transactions and
    future contracts                                           87,126,089
--------------------------------------------------------------------------
    Net change in unrealized appreciation/depreciation of
    investments and futures contracts                         (97,728,840)
--------------------------------------------------------------------------
Net realized and unrealized loss on investments and
futures contracts                                             (10,602,751)
--------------------------------------------------------------------------
Net increase in net assets resulting from operations         $  3,927,419
--------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                            Six months
                                                            ended
                                                            6/30/00        Year ended
                                                           (Unaudited)     12/31/99
                                                          -------------------------------
Changes from operations:
 Net investment income                                      $  14,530,170  $  30,476,453
-----------------------------------------------------------------------------------------
 Net realized gain on investments and futures contracts        87,126,089     45,090,602
-----------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 of investments and future contracts                          (97,728,840)    (6,367,364)
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations            3,927,419     69,199,691
-----------------------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                                         (3,289,188)   (27,187,265)
-----------------------------------------------------------------------------------------
 Net realized gain on investments                             (47,931,589)   (44,522,215)
-----------------------------------------------------------------------------------------
  Total distributions to shareholders                         (51,220,777)   (71,709,480)
-----------------------------------------------------------------------------------------
Net decrease in net assets
resulting from capital share transactions                     (51,253,735)   (35,403,805)
-----------------------------------------------------------------------------------------

 Total decreasein net assets                                  (98,547,093)   (37,913,594)
-----------------------------------------------------------------------------------------

Net Assets, at beginning of period                            927,572,442    965,486,036
-----------------------------------------------------------------------------------------
Net Assets, at end of period                                 $829,025,349   $927,572,442
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                 Managed Fund 8

Lincoln National Managed Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each period)

                                            Six months
                                            ended
                                            6/30/00     Year ended December 31,
                                            (Unaudited) 1999       1998       1997       1996       1995
                                           ------------------------------------------------------------------
Net asset value, beginning of period         $ 18.910  $ 18.971    $ 19.304   $ 16.266   $ 15.895   $ 12.783

Income (loss) from investment operations:
   Net investment income                        0.321     0.622       0.599      0.661      0.628      0.623
   Net realized and unrealized gain
      on investments                            2.234     0.767       1.632      2.811      1.291      3.132
                                           ------------------------------------------------------------------
   Total from investment operations             2.555     1.389       2.231      3.472      1.919      3.755
                                           ------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income        (0.075)   (0.552)     (1.162)         -     (0.628)    (0.623)
   Distributions from net realized gain on
      investment transactions                  (3.520)   (0.898)     (1.402)    (0.434)    (0.920)    (0.020)
                                           ------------------------------------------------------------------
Total dividends and distributions              (3.595)   (1.450)     (2.564)    (0.434)    (1.548)    (0.643)
                                           ------------------------------------------------------------------
Net asset value, end of period               $ 17.870  $ 18.910    $ 18.971   $ 19.304   $ 16.266   $ 15.895
                                           ------------------------------------------------------------------

Total Return(1)                                  0.67%     7.75%      12.72%     21.82%     12.05%     29.29%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.45%(2)  0.42%       0.42%      0.42%      0.43%      0.43%
   Ratio of net investment income
      to average net assets                      3.51%(2)  3.25%       3.31%      3.77%      4.05%      4.37%
   Portfolio Turnover                           28.01%    44.79%      57.36%     53.40%    108.86 %   112.52%
   Net assets, end of period (000 omitted)   $829,025   $927,572   $965,486   $850,646   $675,740   $589,165

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Annualized

See accompanying notes to financial statements.

                                 Managed Fund 9

Lincoln National Managed Fund, Inc.

Notes to Financial Statements - Unaudited
June 30, 2000

The Fund: Lincoln National Managed Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to Lincoln National Life Insurance Company and Lincoln National Life Insurance Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital gains plus income) consistent with prudent investment strategy. The Fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

1. Significant Accounting Policies

Investment Valuation: Securities listed on an exchange are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued a amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or under direction of the Funds' Board of Trustees.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2000, the custodial fees offset arrangements and amounted to $7,867.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company ("the Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor of the equities held by the Fund, Vantage Investment Advisors, an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 2000.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                                 Managed Fund 10

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2000 are as follows:

         Aggregate          Aggregate         Gross             Gross            Net
         Cost of            Proceeds          Unrealized        Unrealized       Unrealized
         Purchases          From Sales        Appreciation      Depreciation     Appreciation
         -------------------------------------------------------------------------------------
         $230,223,719       $355,264,548      $147,170,731      $(47,138,946)    $100,031,785

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin". The market value of investments pledged to cover margin requirements for open positions at June 30, 2000 was $2,516,470. Unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates. Financial futures contracts open at June 30, 2000 were as follows:

                                             Notional                           Unrealized
         Contracts                           Cost Amount     Expiration Dates   Gain (Loss)
         ----------------------------------------------------------------------------------
         25    S&P 500 Index contracts       $  9,346,163    Sept. 2000          $(170,538)
         (135) Russell 2000 Index contracts   (35,565,135)   Sept. 2000            289,635
                                                                                 ---------
                                                                                 $ 119,097
                                                                                 =========

5. Summary of Changes From Capital Share Transactions

                                            Shares Issued Upon                                     Net Increase (Decrease)
                      Capital               Reinvestment of           Capital Shares               Resulting From Capital
                      Shares Sold           Dividends                 Redeemed                     Share Transactions
                    -----------------------------------------------------------------------------------------------------------
                      Shares   Amount       Shares      Amount        Shares      Amount           Shares        Amount
                    -----------------------------------------------------------------------------------------------------------
Six months ended
  June 30, 2000
  (Unaudited):         90,791  $ 1,695,734  2,843,861   $51,220,777  (5,595,374)  $(104,170,246)   (2,660,722)   $(51,253,735)

Year ended
  December 31, 1999:  573,212   10,677,943  3,925,375    71,709,480  (6,337,945)   (117,791,228)   (1,839,358)    (35,403,805)

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.


                                 Managed Fund 11